LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Details) € in Millions, $ in Millions		12 Months Ended
	Oct. 27, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Assets Held For Sale
Total long-lived assets held for sale		€ 3,712		€ 28,355	[1]		$ 4,044
Liabilities Associated With Assets Held For Sale
Total liabilities of disposal groups classified as held for sale		3,001		26,383	[1]		$ 3,270
Income Statement Discontinued Operations [Abstract]
Net realized gains/(losses) on sales of available-for-sale securities		102		1		€ 95
Other-Than-Temporary Impairment (of which NIL was recognized in OCI)		3	$ 3	31		5
Net gains / (losses) on available for sale and held to maturity securities		99		(30)		90
Income tax expense		€ (22)		39		61
NBGI Private Equity Funds
Discontinued operations and long lived assets Details Texuals [Line Items]
Disposal Approved Plan		On December 21, 2015, the Bank’s Board of Directors approved the plan to proceed with the disposal of its entire stake in eleven Limited Partnerships (“the Funds”) located in the UK and held directly or indirectly by NBG and managed by NBGI PE Limited. On February 2, 2016 the Bank entered into a definitive agreement to sell the 100% of its interests in Funds to funds managed by Deutsche Bank Private Equity and Goldman Sachs Asset Management (“the Buyers”). The agreed consideration for the transaction amounted to EUR 288 million. Closing of the transaction was expected within 2016, subject to the approval from the Financial Conduct Authority, and antitrust authorities. As a result, the investment in Funds qualified to be classified as held for sale on December 21, 2015 in accordance with ASC 360 10 45 11 “Long Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard were met. Following the decision to dispose its entire stake to the Private Equity Funds, the Group, based on the agreed consideration, measured the assets and liabilities of the Funds at the lower of carrying value of fair value less cost to sell and recognized an impairment loss of EUR 106 million during the period ended December 31, 2015.	On December 21, 2015, the Bank’s Board of Directors approved the plan to proceed with the disposal of its entire stake in eleven Limited Partnerships (“the Funds”) located in the UK and held directly or indirectly by NBG and managed by NBGI PE Limited. On February 2, 2016 the Bank entered into a definitive agreement to sell the 100% of its interests in Funds to funds managed by Deutsche Bank Private Equity and Goldman Sachs Asset Management (“the Buyers”). The agreed consideration for the transaction amounted to EUR 288 million. Closing of the transaction was expected within 2016, subject to the approval from the Financial Conduct Authority, and antitrust authorities. As a result, the investment in Funds qualified to be classified as held for sale on December 21, 2015 in accordance with ASC 360 10 45 11 “Long Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard were met. Following the decision to dispose its entire stake to the Private Equity Funds, the Group, based on the agreed consideration, measured the assets and liabilities of the Funds at the lower of carrying value of fair value less cost to sell and recognized an impairment loss of EUR 106 million during the period ended December 31, 2015.
Astir Palas Vouliagmenis S.A.
Discontinued operations and long lived assets Details Texuals [Line Items]
Disposal Approved Plan		On February 10, 2014 Jermyn Street Real Estate Fund IV L.P. (“JERMYN”) was nominated as Preferred Investor pursuant to the international open competitive process for the acquisition of a majority of the share capital of Astir Palace Vouliagmenis S.A. (the “Process”) Further to the transaction approval by the Council of Audit on June 5, 2014 the Sale and Purchase Agreement (the “Astir SPA”) was executed on September 17, 2014 between NBG, the Hellenic Republic Asset Development Fund S.A. (‘HRADF’) in their capacity as sellers, Apollo Investment Hold Co in its capacity as the buyer, and JERMYN in its capacity as Guarantor. Apollo Investment Hold Co is an SPV, 100.00% owned by JERMYN. The transaction was intended to close following the fulfillment of relevant conditions precedent. These included, among others, the issuance and publication of the applicable Special Public Real Estate Area Development Plan (the “Plan”) in the Government Gazette. In March 2015, the Council of State reached a negative decision regarding the submitted Plan. Following these developments NBG, HRADF and the Preferred Investor initiated consultations within the context of the existing competitive process, applying the relevant provisions of the SPA. The relevant Consultation Period (as per the current SPA terms) began on May 11, 2015 and was extended to December 31, 2015 in agreement with the Preferred Investor. The consultations between the Parties resulted in an agreement which was included in an Addendum to the SPA dated December 31, 2015 by means of which the original plan was substituted by a new draft Special Public Real Estate Area Development, which was approved by the Plenary Session of the Council of State by means of its decision nο. 152/2016. Given that the delay was caused by events and circumstances beyond NBG’s control and that NBG remains committed to its plan to sell the subsidiary, the assets and liabilities of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. (an 100.00% subsidiary of Astir Palace Vouliagmenis S.A.) continued to be presented as non current assets held for sale in accordance with ASC 360 10 45 11 “Long Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard were met. The disposal was completed on October 27, 2016 on which date control of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. passed to Apollo Investment Hold Co SARL. The consideration received amounted to EUR 299 million and the gain amounted to EUR 203 million. Details of the net assets disposed of, and the calculation of the profit on disposal, are disclosed in Note 4.	On February 10, 2014 Jermyn Street Real Estate Fund IV L.P. (“JERMYN”) was nominated as Preferred Investor pursuant to the international open competitive process for the acquisition of a majority of the share capital of Astir Palace Vouliagmenis S.A. (the “Process”) Further to the transaction approval by the Council of Audit on June 5, 2014 the Sale and Purchase Agreement (the “Astir SPA”) was executed on September 17, 2014 between NBG, the Hellenic Republic Asset Development Fund S.A. (‘HRADF’) in their capacity as sellers, Apollo Investment Hold Co in its capacity as the buyer, and JERMYN in its capacity as Guarantor. Apollo Investment Hold Co is an SPV, 100.00% owned by JERMYN. The transaction was intended to close following the fulfillment of relevant conditions precedent. These included, among others, the issuance and publication of the applicable Special Public Real Estate Area Development Plan (the “Plan”) in the Government Gazette. In March 2015, the Council of State reached a negative decision regarding the submitted Plan. Following these developments NBG, HRADF and the Preferred Investor initiated consultations within the context of the existing competitive process, applying the relevant provisions of the SPA. The relevant Consultation Period (as per the current SPA terms) began on May 11, 2015 and was extended to December 31, 2015 in agreement with the Preferred Investor. The consultations between the Parties resulted in an agreement which was included in an Addendum to the SPA dated December 31, 2015 by means of which the original plan was substituted by a new draft Special Public Real Estate Area Development, which was approved by the Plenary Session of the Council of State by means of its decision nο. 152/2016. Given that the delay was caused by events and circumstances beyond NBG’s control and that NBG remains committed to its plan to sell the subsidiary, the assets and liabilities of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. (an 100.00% subsidiary of Astir Palace Vouliagmenis S.A.) continued to be presented as non current assets held for sale in accordance with ASC 360 10 45 11 “Long Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard were met. The disposal was completed on October 27, 2016 on which date control of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. passed to Apollo Investment Hold Co SARL. The consideration received amounted to EUR 299 million and the gain amounted to EUR 203 million. Details of the net assets disposed of, and the calculation of the profit on disposal, are disclosed in Note 4.
Finansbank
Discontinued operations and long lived assets Details Texuals [Line Items]
Disposal Approved Plan		On November 3, 2015, the Bank’s Board of Directors approved the plan to proceed with the disposal of its entire stake in Finansbank (the “Finansbank Transaction”). On December 21, 2015, the Bank’s Board of Directors approved the sale to Qatar National Bank (“QNB”) of NBG Group’s 99.81% stake in Finansbank A.S. together with NBG’s 29.87% direct stake in Finans Leasing. Furthermore, on January 18, 2016, the Extraordinary General Meeting of the Bank’s shareholders approved the transaction. The agreed consideration for the transaction amounts to EUR 2,750 million. In addition, according to the agreement, QNB would repay at the closing date the EUR 828 million (USD 910 million) subordinated debt that NBG has extended to Finansbank. Finansbank meets the definition of a discontinued operation because in accordance with ASC 205-20 “Discontinued Operations” represents a strategic shift. Finansbank was reported in business segment “Turkish Operations”. Following the decision to dispose its entire stake in Finansbank, the Group, based on the agreed consideration, measured the assets and liabilities of the discontinued operation at the lower of carrying value or fair value less cost to sell and recognized an impairment loss of EUR 5,478 million during the period ended December 31, 2015 of which EUR 1,763 million related to the goodwill and EUR 96 million to intangibles recognized in the Group’s consolidated financial statements. For the remaining amount of EUR 3,619 million, a valuation allowance was recorded against long-lived assets held for sale. The carrying amount of the Group’s investment in Finansbank for impairment measurement purposes, included the cumulative translation loss adjustment of EUR 2,930 million, as required by ASC 830-30-45-13 through 45-15. Once the investment is sold, the cumulative translation loss adjustment will be derecognized from AOCI, thus increasing equity by EUR 2,930 million, with no impact in the income statement. The disposal was completed on June 15, 2016 on which date control of Finansbank passed to QNB. Details of the net assets disposed of, and the calculation of the profit or loss on disposal, are disclosed in Note 4.	On November 3, 2015, the Bank’s Board of Directors approved the plan to proceed with the disposal of its entire stake in Finansbank (the “Finansbank Transaction”). On December 21, 2015, the Bank’s Board of Directors approved the sale to Qatar National Bank (“QNB”) of NBG Group’s 99.81% stake in Finansbank A.S. together with NBG’s 29.87% direct stake in Finans Leasing. Furthermore, on January 18, 2016, the Extraordinary General Meeting of the Bank’s shareholders approved the transaction. The agreed consideration for the transaction amounts to EUR 2,750 million. In addition, according to the agreement, QNB would repay at the closing date the EUR 828 million (USD 910 million) subordinated debt that NBG has extended to Finansbank. Finansbank meets the definition of a discontinued operation because in accordance with ASC 205-20 “Discontinued Operations” represents a strategic shift. Finansbank was reported in business segment “Turkish Operations”. Following the decision to dispose its entire stake in Finansbank, the Group, based on the agreed consideration, measured the assets and liabilities of the discontinued operation at the lower of carrying value or fair value less cost to sell and recognized an impairment loss of EUR 5,478 million during the period ended December 31, 2015 of which EUR 1,763 million related to the goodwill and EUR 96 million to intangibles recognized in the Group’s consolidated financial statements. For the remaining amount of EUR 3,619 million, a valuation allowance was recorded against long-lived assets held for sale. The carrying amount of the Group’s investment in Finansbank for impairment measurement purposes, included the cumulative translation loss adjustment of EUR 2,930 million, as required by ASC 830-30-45-13 through 45-15. Once the investment is sold, the cumulative translation loss adjustment will be derecognized from AOCI, thus increasing equity by EUR 2,930 million, with no impact in the income statement. The disposal was completed on June 15, 2016 on which date control of Finansbank passed to QNB. Details of the net assets disposed of, and the calculation of the profit or loss on disposal, are disclosed in Note 4.
S.A.B.A
Discontinued operations and long lived assets Details Texuals [Line Items]
Disposal Approved Plan		On December 22, 2016 the Group entered into a definitive agreement with AFGRI Holdings Proprietary Limited (“AFGRI”), a company incorporated in the Republic of South Africa for the divestment to AFGRI of its 99.81% stake in its South African subsidiary S.A.B.A. The agreed consideration for the sale of the subsidiary amounts to EUR 19 million.	On December 22, 2016 the Group entered into a definitive agreement with AFGRI Holdings Proprietary Limited (“AFGRI”), a company incorporated in the Republic of South Africa for the divestment to AFGRI of its 99.81% stake in its South African subsidiary S.A.B.A. The agreed consideration for the sale of the subsidiary amounts to EUR 19 million.
UBB and Interlease E.A.D
Discontinued operations and long lived assets Details Texuals [Line Items]
Disposal Approved Plan		On December 30, 2016 the Bank entered into a definitive agreement with KBC Group (“KBC”) for the divestment to KBC of its 99.91% stake in its Bulgarian subsidiary United UBB and its 100% stake in Interlease E.A.D. The agreed consideration for the sale of the two subsidiaries amounts to EUR 610 million. On April 26, 2017 UBB made a EUR 50 million dividend distribution to NBG, following approval of its Annual General Assembly. Closing of the transaction is expected by end of June 2017 and is subject to customary regulatory and other approvals including from the Bulgarian National Bank (“BNB”), the Financial Supervision Commission of the Republic of Bulgaria (“FSC”), authorisation by the National Bank of Belgium (“NBB”) / the European Central Bank (“ECB”) and anti-trust approval. The above agreement includes the sale of the 30% stake in UBB-Metlife held by EH, hence the carrying amount of UBB-Metlife of EUR 4 million has also been reclassified as held for sale and is included in the line Equity method investments of the below analysis. Finally, in the context of the same agreement EH will sell its 20% stake in UBB Insurance Broker AD. The remaining 80% of the company is held by UBB and its assets and liabilities are included in the below analysis.	On December 30, 2016 the Bank entered into a definitive agreement with KBC Group (“KBC”) for the divestment to KBC of its 99.91% stake in its Bulgarian subsidiary United UBB and its 100% stake in Interlease E.A.D. The agreed consideration for the sale of the two subsidiaries amounts to EUR 610 million. On April 26, 2017 UBB made a EUR 50 million dividend distribution to NBG, following approval of its Annual General Assembly. Closing of the transaction is expected by end of June 2017 and is subject to customary regulatory and other approvals including from the Bulgarian National Bank (“BNB”), the Financial Supervision Commission of the Republic of Bulgaria (“FSC”), authorisation by the National Bank of Belgium (“NBB”) / the European Central Bank (“ECB”) and anti-trust approval. The above agreement includes the sale of the 30% stake in UBB-Metlife held by EH, hence the carrying amount of UBB-Metlife of EUR 4 million has also been reclassified as held for sale and is included in the line Equity method investments of the below analysis. Finally, in the context of the same agreement EH will sell its 20% stake in UBB Insurance Broker AD. The remaining 80% of the company is held by UBB and its assets and liabilities are included in the below analysis.
Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A.
Discontinued operations and long- lived assets held for sale and liabilities Textual Details
Total cash consideration	€ 299
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total cash consideration	299
Gain on sale / (Loss) on disposal	€ 203	€ 203
Discontinued Operations [Member]
ASSETS
Cash and due from banks		203		993
Deposits with Central Bank		211		2,709
Securities purchased under agreements to resell		7		4
Interest bearing deposits with banks		91		137
Trading assets		563		346
Derivative assets		0		1,727
Available-for-sale securities		334		1,944
Held-to-maturity securities		0		1,210
Equity method investments		9		46
Loans		2,607		22,219
Less: Allowance for loan losses		(446)		(1,438)
Net Loans		2,161		20,781
Goodwill		2		2
Software and other intangibles		4		92
Premises and equipment		34		528
Accrued interest receivable		11		326
Other assets		82		437
Valuation allowance related to assets of the discontinued operations		0		(3,619)
Total assets of the discontinued operations		3,712		27,663
Total assets of disposal groups classified as held for sale		0		693
Total assets		3,712		28,356
LIABILITIES AND SHAREHOLDERS EQUITY / (ACCUMULATED DEFICIT)
Interest Bearing Deposit		2,961		16,499
Non-interest bearing deposits		18		2,377
Total deposits		2,979		18,876
Securities sold under agreements to repurchase		1		1,480
Derivative liabilities		2		768
Other borrowed funds		0		972
Accounts payable, accrued expenses and other liabilities		17		1,254
Long-term debt		2		2,738
Total liabilities of the discontinued operations		3,001		26,088
Total liabilities of disposal groups classified as held for sale		0		295
Total liabilities		3,001		26,383
Income Statement Discontinued Operations [Abstract]
Net interest income before provision for loan losses		707		1,560		1,358
Provision for loan losses		(213)		(470)		(405)
Net interest income/(loss) after provision for loan losses		494		1,090		953
Total non-interest income / (loss) excluding gains / (losses) on investment securities		23		354		217
Net realized gains/(losses) on sales of available-for-sale securities		18		10		5
Other-Than-Temporary Impairment (of which NIL was recognized in OCI)		(2)		(5)		(1)
Net gains / (losses) on available for sale and held to maturity securities		16		5		4
Total non-interest income / (loss)		39		359		221
Total non-interest expense		(475)		(1,011)		(928)
Income before income tax		58		438		246
Income tax expense		(13)		(63)		(53)
Net Income from discontinuing operations before impairments		45		375		193
Impairment of goodwill and PPA's		0		(1,966)		0
Impairment of assets classified as discontinued operations		(5)		(3,619)		0
Losses from disposal of discontinued operations		(105)
Net Income / (loss) from discontinuing operations after impairments		(65)		(5,210)		193
Less: Net income attributable to the non-controlling interest		0		(1)		(7)
Net Income / (loss) attributable to NBG shareholders		(65)		(5,211)		186
Cash Flows from discontinued Operations
Cash flows used in operating activities		(441)		(21)		977
Cash flows provided by / (used in) investing activities		€ (1,256)		€ (2,991)		€ (3,343)

[1]	Please see Note 43 for information regarding the restatement